Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of right-of-use assets
	Cost				Accumulated depreciation				Net book value
	Balance at beginning of year	Additions during year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2021:
Offices	332	-	(4)	328	124	106	(3)	227	101

	332	-	(4)	328	124	106	(3)	227	101

Composition in 2020:
Offices	304	-	28	332	16	99	9	124	208

	304	-	28	332	16	99	9	124	208
Composition in 2019:
Offices	-	304	-	304	-	16	-	16	288

	-	304	-	304	-	16	-	16	288

Schedule of lease liabilities
	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2021 -
Offices	219	-	7	(103)	4	127
Total	219	-	7	(103)	4	127
Composition in 2020 -
Offices	288	-	10	(96)	17	219
Total	288	-	10	(96)	17	219
Composition in 2019
Offices	-	304	*	(16)	*	288
Total	-	304	*	(16)	*	288

Schedule of composition of lease liabilities
	As of December 31
	2021	2020
	in USD
	thousands
Composition of lease liabilities:
Current lease liabilities
Offices	127	96
	127	96
Non-current lease liabilities
Offices	-	123
	-	123
Total	127	219

Schedule of future lease payments
Year:	Total
in USD thousands

2022	130
130